Related-Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related-Party Balances and Transactions

11	Related-Party Balances and Transactions

(a)       Accounts receivable, interest on capital payable, revenue and expenses with São Paulo

	December 31, 2021	December 31, 2020
Accounts receivable
Current:
Sanitation services (i)	127,614	109,078
Allowance for losses (i)	(52,333)	(39,127)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (ii) and (vi)	11,930	22,726
- GESP Agreement – 2015 (iv)	86,446	75,377

Total current	173,657	168,054

Noncurrent:
Agreement for the installment payment of sanitation services	1,361	4,303
Reimbursement of additional retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (iv)	643,534	634,288

Total noncurrent	644,895	638,591

Total receivables from shareholders	818,552	806,645

Assets:
Sanitation services	76,642	74,254
Reimbursement of additional retirement and pension benefits (G0)	741,910	732,391

Total	818,552	806,645

Liabilities:
Interest on capital payable to related parties	275,240	116,180

	2021	2020	2019

Revenue from sanitation services	522,608	501,756	556,574
Payments received from related parties	(439,349)	(520,881)	(546,365)

Payment received from reimbursement referring to Law 4,819/58	(179,787)	(173,874)	(152,112)

(i)	Sanitation services

The Company provides water supply and sewage services to the São Paulo State Government and other companies related to it in accordance with usual market terms and conditions, as considered by management, except for the settlement of credits which can be made according to items (iii) of this Note.

The Company recognized R$ 52,333 as of December 31, 2021 (R$ 39,127 as of December 31, 2020 and R$ 39,417 as of December 31, 2019) as allowance for losses.

(ii)	Reimbursement of additional retirement and pension benefits paid

Refers to additional retirement and pension benefits provided for in State Law 4,819/58 ("Benefits") paid by the Company to former employees and pensioners, referred to as Go.

Under the Agreement referred on item (iii) the São Paulo State recognizes its liability from charges arising from the Benefits, provided that the payment criteria set forth by the State Department of Personnel (DDPE), based on legal guidance of the Legal Consultancy of the Department of Finance and of the State Attorney General's Office (PGE).

As discussed on item (vi), during the assessment of the debt due from State of São Paulo to the Company there were certain divergences in the calculation and eligibility criteria of the benefits paid by the Company on behalf of GESP.

See additional information about the Go plan in Note 22 (ii).

As a result of a court decision, the responsibility for making the payments returned to SABESP.

(iii)	GESP Agreement

On December 11, 2001, the Company, the State of São Paulo (through the State Department of Finance Affairs, currently Department of Finance and Planning) and the Water and Electricity Department (DAEE), with the intermediation of the State Department of Infrastructure and Environment (former Department of Water Resources, Sanitation and Construction Works), entered into the Obligations, Payment Commitment and Other Covenants Acknowledgement and Consolidation Agreement ("GESP Agreement") for the settlement of outstanding debts between State of São Paulo and the Company related to sanitation services and to the retirement benefits.

In view of the strategic importance of the Taiaçupeba, Jundiaí, Biritiba Mirim, Paraitinga and Ponte Nova reservoirs for ensuring and maintaining the Alto Tietê water volume, the Company agreed to receive them as partial repayment of the reimbursement related to the Benefits. The DAEE would transfer the reservoirs to the Company, replacing the amount owed by State of São Paulo. However, the São Paulo State Public Prosecution Office challenges the legal validity of this agreement, and its main argument is the lack of bidding and the absence of a specific legislative authorization for disposal of DAEE's assets. There is an unfavorable decision to SABESP not yet unappealable. See additional information in item (iv) below.

On March 22, 2004, the Company signed the first amendment to the GESP Agreement, settling the amounts due by the State of São Paulo for water supply and sewage services provided, monetarily adjusted through February 2004; and formally authorizing the offset of amounts due by the São Paulo State Government with interest on capital declared by the Company and any other debt owed to the State of São Paulo as of December 31, 2003, monetarily adjusted through February 2004; and defining the payment conditions of the remaining liabilities of the State of São Paulo for the receipt of the water supply and sewage services.

On December 28, 2007, the Company and the São Paulo State Government, represented by the Department of Finance, signed the second amendment to the terms of the original GESP Agreement, agreeing upon the payment in installments of the remaining balance of the First Amendment. In December 2012 the last installment was paid.

On November 17, 2008, State of São Paulo, SABESP and DAEE signed the third amendment to the GESP Agreement, through which State of São Paulo recognized a debt balance payable to SABESP of R$915,251, monetarily adjusted until September 2008 in accordance with the fluctuation of the IPCA-IBGE, corresponding to the Undisputed Reimbursement, determined by FIPECAFI. SABESP accepted on a provisional basis the reservoirs as part of the payment of the Undisputed Reimbursement and offered to State of São Paulo a provisional settlement, recognizing a credit totaling R$696,283, corresponding to the value of the reservoirs in the Alto Tietê system. The remaining debit balance of R$ 218,967 was fully settled in 2018.

The Company had not recognize in its Financial Statements the amount receivable of R$696,283 related to the Reservoirs, as it is not virtually certain that will be transferred by the São Paulo State. In March 2015, SABESP and the State of São Paulo entered into an agreement to pay the amounts receivable, totaling R$ 696,283 (more information in item (iv) of this note).

The third amendment also provides for the regularization of the monthly flow of benefits. While SABESP is responsible for the monthly payments, the São Paulo State shall reimburse the Company based on the criteria identical to those applied when determining the Undisputed Amount. Should there be no preventive court decision, the State will directly assume the monthly payment flow of the portion deemed as undisputed.

(iv)	GESP Agreement - 2015

On March 18, 2015, the Company, the State of São Paulo and the Department of Water and Electricity (DAEE), and the Sanitation and Water Resources Department as the intervening party, entered into a Term of Agreement in the amount of R$ 1,012,310, of which R$ 696,283 refer to the principal of the Undisputed Amount mentioned in item (iii) and R$ 316,027 corresponding to the inflation adjustment of the principal until February 2015.

The Principal Amount will be paid in 180 installments, as follows:

The first 24 installments were settled by immediately transferring 2,221,000 preferred shares issued by Companhia de Transmissão de Energia Elétrica Paulista - CTEEP, totaling R$87,174, based on the share closing on March 17, 2015, which were sold on April 20, 2016; and

The amount of R$ 609,109, payable in 156 monthly installments, was adjusted by IPCA (Extended Consumer Price Index) until the initial payment date, on April 5, 2017. As of this date, installments are being adjusted by IPCA plus simple interest of 0.5% per month.

Considering the lawsuit which objects the possibility of transferring the reservoirs is pending final and unappealable court decision, the agreement also provides for the following situations:

If transfer is possible and the Reservoirs are effectively transferred to SABESP and registered at the notary’s office, SABESP will reimburse to the State the amounts paid in replacement of Reservoirs (Principal Amount) in 60 monthly installments adjusted by IPCA until the date of payment of each installment; and

If the transfer of Reservoirs is not possible, the São Paulo State will pay to SABESP, in addition to the Principal Amount, the inflation adjustment credit of R$ 316,027 in 60 installments, starting these payments at the end of Principal Amount installment payment. The amount will be adjusted by IPCA to the start date of payments and, as of this date, IPCA will be incurred plus 0.5% simple interest rates/month over the amount of each installment.

As of December 31, 2021, the balance receivable totaled R$ 86,446 in current assets (R$ 75,377 as of December 31, 2020) and R$ 643,534 in noncurrent assets (R$ 634,288 as of December 31, 2020).

(v)	Disputed Amounts

As mentioned before, on November 17, 2008 the Company and the São Paulo State signed the third amendment to the GESP Agreement, when the reimbursements called disputed and undisputed were quantified. The amendment established the efforts to calculate the so-called Disputed Reimbursement of the Benefits. Under the fourth clause of the amendment, the Disputed Reimbursement represents the difference between the Undisputable Reimbursement and the amount actually paid by the Company as pension benefits and pensioners set out in Law 4,819/58, for which, the Company understands, the State of São Paulo is originally liable, but paid by SABESP under a court order.

By entering into the third amendment, the State's Legal Representative (PGE) agreed to reassess the differences that gave rise to the Disputed Amount of benefits set out in Law 4,819/58. At the time, the expectation was based on the willingness of the PGE to reanalyze the issue and the implied right of the Company to the reimbursement, including based on opinions from outside legal advisors.

However, the latest opinions issued by the PGE and received on September 4 and 22, 2009 and January 4, 2010, refute the reimbursement of previously defined as Disputed Amount.

Even though the negotiations with the State are still in progress, it is not possible to assure that the Company will recover the disputed receivables without dispute.

As part of the actions intended to recover the receivables that management considers due by the State, related to discrepancies in the reimbursement of the pension benefits paid by the Company, SABESP: (i) on March 24, 2010, reported to the controlling shareholder the official letter approved by the executive committee, proposing that the matter be discussed at the São Paulo Stock Exchange (B3) Arbitration Chamber; (ii) in June 2010, presented to Department of Finance a proposal to solve the outstanding items, such proposal was not accepted; (iii) on November 9, 2010, filed a judicial action against the State of São Paulo pleading the entire reimbursement related to employee benefits set out in Law 4,819/58 to finalize the discussion between the Company and State of São Paulo. Despite the legal action, the expectation of which is a possible gain, the Company will persist to obtain an agreement with GESP since the management believes that it is the best course of action to the Company and to its shareholders than waiting until the end of the lawsuit.

As of December 31, 2021 and 2020, the disputed amounts between SABESP and State of São Paulo, corresponding to additional retirement and pension benefits paid (Law 4,819/1958), totaled R$ 1,375,137 and R$ 1,281,409, respectively. The Company recorded allowances for doubtful accounts for such amounts.

(vi)	Actuarial Liability

The Company also recognized an actuarial liability corresponding to additional retirement and pension benefits paid to employees, retired employees and pensioners of Plan G0. As of December 31, 2021 and 2020, the amounts corresponding to the actuarial liability totaled R$ 2,192,062 and R$ 2,549,541, respectively. For more information on additional retirement and pension benefits, see Note 22.

(b)       Use of Reservoirs – EMAE

Empresa Metropolitana de Águas e Energia S.A. - EMAE planned to receive for the credit and obtain financial compensation for alleged past and future losses in electricity generation arising from water collection, and compensation for costs already incurred and to be incurred with the operation, maintenance and inspection of the Guarapiranga and Billings reservoirs used by SABESP in its operations.

On October 28, 2016, the Company entered into an agreement based on a Private Transaction Agreement and Other Adjustments to settle the disputes involving the two companies and the SABESP will continue using the reservoirs.

As of December 31, 2021, the Company recorded R$ 7,956 and R$ 88,264 in Other Liabilities, under current and noncurrent liabilities, respectively (in December 31, 2020, R$ 17,255 and R$ 73,660). In 2021, the amount of R$ 19,209 was paid.

(c)       Agreements with reduced tariffs for State Entities that join the Rational Water Use Program (PURA)

The Company has signed agreements with government entities related to the São Paulo State Government that benefit them with a reduction of 25% in the tariff of water supply and sewage services when they are not in default. These agreements provide for the implementation of the rational water use program, which takes into consideration the reduction in water consumption.

(d)       Guarantees

The São Paulo State provides guarantees for some borrowings and financing of the Company and does not charge any fee with respect to such guarantees, see Note 17.

(e) Personnel assignment agreement among entities related to the São Paulo State Government

The Company has personnel assignment agreements with entities related to the São Paulo State Government, whose expenses are fully charged.

In 2021, the expenses related to personnel assigned by SABESP to other state government entities amounted to R$ 734 (R$ 2,108 in 2020 and R$ 4,881 in 2019).

In 2021, there were not expenses related to personnel assigned by other entities to SABESP (In 2020 and 2019, the expenses related to personnel assigned by other entities to SABESP were R$ 13 and R$ 139, respectively.

(f)       Non-operating assets

As of December 31, 2021 and 2020, the Company had an amount of R$ 3,613 related to a land and lent structures.

(g) SABESPREV

The Company sponsors a private defined benefit pension plan (G1 Plan), which is operated and administered by SABESPREV. The net actuarial liability recognized as of December 31, 2021 amounted to R$ 129,600 (R$ 319,053 as of December 31, 2020), according to Note 22.

(h) Compensation of Management Key Personnel and Fiscal Council

The compensation of the Executive Officers, members of the Audit Committee and Boards of Directors and Fiscal Councils of the Companies controlled by the São Paulo State complies with the guidelines of the State Capital Defense Council (CODEC) and is defined at the Annual Shareholders’ Meeting, as per article 152 of Brazilian Corporation Law.

CODEC defines that the proposal for global and individual compensation of the statutory bodies for publicly held companies listed in B3’s Novo Mercado segment, controlled by the State, must be prepared by the Board of Directors under the Company’s Bylaws, within the scope of the Institutional Compensation Policy and submitted for approval of the Annual Shareholders’ Meeting.

In addition to the monthly compensation, the members of the Board of Directors, Fiscal Council and Executive Board receive annual reward equivalent to a monthly fee, calculated on a prorated basis in December of each year. The purpose of this reward is to define a compensation similar to the Christmas bonus paid to the Company’s registered employees, given that the relationship of Management with the Company has a statutory nature.

Benefits paid to Executive Officers only - meal vouchers, food vouchers, healthcare, private pension, annual rest (with the characteristic of paid leave of thirty (30) calendar days, with additional payment corresponding to one third of the monthly fees for such rest), and FGTS.

SABESP pays bonuses for purposes of compensation of its Executive Officers, in accordance with the guidelines of the São Paulo State, such as a motivation policy, provided that the Company actually calculates quarterly, semi-annual and annual profits, and distributes mandatory dividends to shareholders, even if in the form of interest on capital. Annual bonuses cannot exceed six times Management’s monthly compensation or 10 % of the interest on capital paid by the Company, prevailing the shortest amount.

Expenses related to the compensation of the members of the Fiscal Council appointed by the controlling shareholder and Management members totaled R$ 6,369 and R$ 6,426 in 2021 and 2020, respectively.

Additional amounts of R$ 1,440 and R$ 1,439, referring to the executive officers’ bonus program, were paid in 2021 and 2020, respectively.

(i)       Loan agreement through credit facility

The Company holds interest in certain Special Purpose Entities (SPEs), not holding the majority interest but with cast vote and power of veto in some issues, with no ability to use such power of veto in a way to affect returns over investments. Therefore, these SPEs are considered for accounting purposes as joint arrangements.

Aquapolo Ambiental

The Company entered into a loan agreement through credit facility with the SPE Aquapolo Ambiental S/A to finance the operations of this company, until the borrowings and financing requested with financial institutions is granted.

As of December 31, 2021, the balance of principal and interest of this agreement totaled R$ 11,884 and R$ 11,021, recorded under current assets and noncurrent assets, respectively, in “Other assets” (R$ 9,420 and R$ 23,866 as of December 31, 2020), at CDI + 1.2% p.a..

The loan agreement originally matured on April 30, 2015 but was extended to October 30, 2015 and on November 25, 2015 a new amendment changed the payment schedule for three annual installments, the first of which maturing on December 30, 2021 and the last on December 30, 2023.

Águas de Andradina

The Company entered into a loan agreement through credit facility with the SPE Águas de Andradina S/A to finance the operations of this company.

As of December 31, 2021, the balance of principal and interest of this agreement totaled R$ 34 and R$ 1,009, recorded under current assets and noncurrent assets, respectively, in “Other assets” at CDI + 3% p.a..

This agreement was signed on August 17, 2021. The principal with the readjustment, accrued interest and any taxes levied thereon, shall be fully reimbursed by the Borrower, to SABESP, until August 31, 2025.

(j) FEHIDRO

In April 2021, the Company entered into three financing agreements within the scope of the State Water Resources Fund – FEHIDRO. The funds will be allocated to the execution of sanitary sewage works and services in the municipalities of São Paulo, Itapecerica da Serra and Vargem Grande Paulista. The total investment amount is R$ 10.8 million, of which R$ 8.7 million, or 80% of the total, will be financed by FEHIDRO and, R$ 2.1 million, or 20% of the total, from counterpart of SABESP. The financing interest rate is 3.00% p.a., with a total term of 59 months, with an 18-month grace period and 41 months of amortization.